Loan Receivable from Third Parties - Schedule of Loan Receivable From Third Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loan Receivable From Third Parties [Abstract]
Loan receivable from third parties, current	$ 97,720
Loan receivable from third parties, non current	703,491	443,787
Total	$ 801,211	$ 443,787